CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectus and Statement of Additional Information from the forms of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 28 on September 12, 2018, pursuant to Rule 485(b) of the 1933 Act for Janus Henderson Mortgage-Backed Securities ETF.

3.	The text of PEA No. 28 has been filed electronically.

DATED: September 17, 2018

Janus Detroit Street Trust

on behalf of its series

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary

Enclosures (via EDGAR only)